Stock-Based Payments (Details) - Schedule of stock option activity under the company’s stock option plans - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock option activity under the company’s stock option plans [Abstract]
Number of Shares Opening balance outstanding	1,174,992
Weighted Average Exercise Price Share Opening balance outstanding	$ 6.8
Weighted Average Life (in years) Opening balance outstanding	4 years 10 months 24 days	4 years 10 months 28 days	9 years 3 months 18 days
Number of Shares Granted		1,026,653	67,791
Weighted Average Exercise Price Share Granted		$ 6.2	$ 11
Weighted Average Life (in years) Granted
Number of Shares Exercised		20,976
Weighted Average Exercise Price Share Exercised		$ 3
Weighted Average Life (in years) Exercised
Number of Shares Cancelled or expired		45,805	27,016
Weighted Average Exercise Price Share Cancelled or expired		$ 3.1	$ 13
Weighted Average Life (in years) Cancelled or expired
Number of Shares Ending balance outstanding	1,174,992	1,174,992
Weighted Average Exercise Price Share Ending balance outstanding	$ 6.8	$ 6.8
Weighted Average Life (in years) Ending balance outstanding	4 years 8 months 12 days
Number of Shares Ending balance, exercisable	635,475	568,500
Weighted Average Exercise Price Share Ending balance, exercisable	$ 7.6	$ 8
Weighted Average Life (in years) Ending balance, exercisable	4 years 6 months	4 years 9 months 3 days